Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended
		Dec. 31, 2023	Dec. 31, 2023
Numerator:
Net income / (loss) attributable to controlling interest for the period from November 6, 2023 through December 31, 2023			$ (16,626)
Denominator:
Weighted average shares outstanding of Class A ordinary shares, basic and diluted for the period from November 6, 2023 through December 31, 2023	[1]	15,389,062	15,389,062
Net loss per share Ordinary Shares
Basic net income (loss) per share, Class B non-redeemable ordinary shares	[1]	$ (1.08)	$ (1.08)
Diluted net income (loss) per share, Class B non-redeemable ordinary shares	[1]	$ (1.08)	$ (1.08)

[1]	For the three and nine months ended December 31, 2023, net loss per Class A ordinary share and weighted average Class A ordinary shares outstanding is representative of the period from November 6, 2023 through December 31, 2023, the period following the Business Combination, as defined in Note 1. For more information refer to Note 15